Financial Risk Management (Details) € in Thousands, SFr in Thousands, $ in Thousands, $ in Thousands	Apr. 04, 2024 $ / $	Dec. 31, 2023 MXN ($) $ / SFr $ / shares $ / € $ / $	Dec. 31, 2023 USD ($) $ / SFr $ / shares $ / € $ / $	Dec. 31, 2023 EUR (€) $ / SFr $ / shares $ / € $ / $	Dec. 31, 2023 CHF (SFr) $ / SFr $ / shares $ / € $ / $	Dec. 31, 2022 MXN ($) $ / shares $ / $ $ / SFr $ / €	Dec. 31, 2022 USD ($) $ / shares $ / $ $ / SFr $ / €	Dec. 31, 2022 EUR (€) $ / shares $ / $ $ / SFr $ / €	Dec. 31, 2022 CHF (SFr) $ / shares $ / $ $ / SFr $ / €	Dec. 31, 2021 $ / $
Financial Risk Management
Foreign exchange rate		16.9325	16.9325	16.9325	16.9325	19.4760	19.4760	19.4760	19.4760	20.5031
Assets		$ 262,670,257				$ 299,107,531
Liabilities		127,997,824				154,977,626
Foreign currency risk | U.S. Dollar
Financial Risk Management
Risk exposure on assets		$ 23,150,639	$ 1,367,231			$ 46,208,173	$ 2,372,570
Foreign exchange rate | $ / $	16.6091	16.9325	16.9325	16.9325	16.9325	19.4760	19.4760	19.4760	19.4760
Risk exposure on liabilities		$ 67,677,729	$ 3,996,913			$ 85,920,010	$ 4,411,584
Foreign currency risk | U.S. Dollar | Long-term debt designated as a hedging instrument of the Group's investments in TelevisaUnivision (formerly known as UH II) and the investment in Open-Ended Fund
Financial Risk Management
Risk exposure associated with instruments		43,000,795	$ 2,539,500			50,219,558	$ 2,578,500
Foreign currency risk | Euros
Financial Risk Management
Risk exposure on assets		$ 598,651		€ 31,976		$ 432,795		€ 20,720
Foreign exchange rate | $ / €		18.7219	18.7219	18.7219	18.7219	20.8878	20.8878	20.8878	20.8878
Risk exposure on liabilities		$ 338,623		€ 18,087		$ 4,950		€ 237
Foreign currency risk | Swiss francs
Financial Risk Management
Risk exposure on assets		$ 38,133			SFr 1,891	$ 42,445			SFr 2,009
Foreign exchange rate | $ / SFr		20.1657	20.1657	20.1657	20.1657	21.1275	21.1275	21.1275	21.1275
Risk exposure on liabilities		$ 2,864			SFr 142	$ 491,869			SFr 23,281
Foreign currency risk | Other currencies
Financial Risk Management
Risk exposure on assets						3,032
Risk exposure on liabilities						$ 33
Assets		3,383
Liabilities		$ 854